NOTE 9 - INTEREST RATE SWAPS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Hedge Designations Used for Interest Rate Derivatives	three pay-fixed, receive-variable interest rate swaps to reduce exposure to changes in cash payments caused by changes in interest rates on certain senior long-term notes payable
Derivative Liabilities, Current	$ 248	$ 250